Stock-Based Compensation (Summary of Non-Vested Restricted Shares) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Based Compensation [Abstract]
Restricted Shares, Non-vested	28,255	38,359	42,571
Restricted Shares, Forfeited	822
Restricted Shares, Granted	6,019	9,158
Restricted Shares, Vested	15,301	13,370
Weighted Average Grant Date Fair Value, Non-vested	$ 8.99	$ 9.46	$ 9.76
Weighted Average Grant Date Fair Value, Forfeited	$ 10.12
Weighted Average Grant Date Fair Value, Granted	$ 8.03	$ 8.72
Weighted Average Grant Date Fair Value, Vested	$ 9.74	$ 9.89